Share Based Payment	6 Months Ended
Jun. 30, 2026
Share Based Payment [Abstract]
Share Based Payment

Note 4 - Share Based Payment

a.	On January 7, 2026, the Company’s board of directors approved the grant of an aggregate amount of 12,998 restricted shares to several service providers for services received. The fair value was estimated at the amount of $223 thousand.

b.	On February 23, 2026, the Company issued 3,000 restricted shares to a service provider for his past services.

c.	On March 26, 2026, the Company’s board of directors approved the grant of an aggregate amount of 57,000 restricted shares to several employees and officers. The restricted shares vest on a quarterly basis over two years. The aggregate fair value was estimated at the amount of $878 thousand.

The share-based expense recognized in the statements of operations were as follows:

	June 30,
	2026	2025
	U.S dollars in thousands
Share-based compensation expense - Research and development	$768	$18
Share-based compensation expense - General and administrative	131	288
	$899	$306